Cover		6 Months Ended
	Aug. 23, 2021	Jun. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 23, 2021
Entity File Number	000-1802546
Entity Registrant Name	KONA GOLD BEVERAGE, INC.
Entity Central Index Key	0001802546
Entity Tax Identification Number	81-5175120
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One		746 North Drive
Entity Address, Address Line Two		Suite A
Entity Address, City or Town		Melbourne
Entity Address, State or Province		FL
Entity Address, Postal Zip Code		32934
City Area Code	(844)
Local Phone Number	714-2224
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false